SCHEDULE OF GROSS AND NET INFORMATION ABOUT THE ASSETS AND LIABILITIES (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Net balance		$ 353,886	$ 928,951
Net balance		4,967,733	2,807,854
Trends Leather Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		717,290	3,943,267
Accounts payable, current		(543)
Written off		(716,747)	(3,328,251)
Debt extinguishment
Netting off
Net balance	[1]		615,016
HTL Furniture Inc [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		1,910,579	816,417
Accounts payable, current		(1,312,995)
Written off		(597,584)	(816,417)
Debt extinguishment
Netting off
Net balance
New Century Trading India Private Limited One [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		2,200,345	1,595,156
Accounts payable, current		(57,013)	(106,606)
Written off		(2,143,332)	(1,488,550)
Debt extinguishment
Netting off
Net balance
Gruppo 8 SRL One [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		826,532	5,510,429
Accounts payable, current		(752,214)	(288,557)
Written off		(1,488)	(5,195,847)
Debt extinguishment
Netting off
Net balance		72,830	26,025
CoriumItalia SRL [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		326,171	287,910
Accounts payable, current		(45,115)
Written off
Debt extinguishment
Netting off
Net balance	[1]	281,056	287,910
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		5,980,917	12,153,179
Accounts payable, current		(2,167,880)	(395,163)
Written off		(3,459,151)	(10,829,065)
Debt extinguishment
Netting off
Net balance		353,886	928,951
Net balance		(55,254,469)	(72,724,799)
Net balance		4,967,733	2,807,854
Net balance		(292,753)	(292,753)
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(379,948)	(83,709)
Written off
Debt extinguishment		379,948	83,709
Netting off
Net balance
HTL Furniture China Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(61,004,668)	(67,614,759)
Written off
Debt extinguishment
Netting off		52,194,443	56,615,951
Net balance	[2]	(8,810,225)	(10,998,808)
HTL Furniture Changshu Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(41,960,720)	(49,265,863)
Written off
Debt extinguishment
Netting off		22,522,389	16,798,359
Net balance	[2]	(19,438,331)	(32,467,504)
HTL Sofa Kunshan Co Ltd One [Member]
Related Party Transaction [Line Items]
Accounts payable, current			(18,118,921)
Written off
Debt extinguishment
Netting off
Net balance			(18,118,921)
HTL Furniture Huaian Co Ltd One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(5,061,620)	(9,031,916)
Written off
Debt extinguishment
Netting off
Net balance		(5,061,620)	(9,031,916)
HTL Import Export Trading Kunshan Co Ltd One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(254,303)	(22,885)
Written off
Debt extinguishment
Netting off
Net balance		(254,303)	(22,885)
HT Furniture Vietnam Company Limited One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(5,165,713)	(1,398,608)
Written off
Debt extinguishment
Netting off
Net balance		(5,165,713)	(1,398,608)
HTL Product Design Kunshan Co Ltd One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(687,620)	(659,510)
Written off
Netting off
Net balance		(687,620)	(659,510)
H T L Product Design Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Debt extinguishment
Net balance	[2]	(687,620)	(659,510)
HTL Middle East Furniture LLC One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(7,999)	(26,647)
Written off
Debt extinguishment
Netting off
Net balance		(7,999)	(26,647)
Related Party One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(130,351,249)	(146,222,818)
Written off
Debt extinguishment		379,948	83,709
Netting off		74,716,832	73,414,310
Net balance		(55,254,469)	(72,724,799)
HTL Manufacturing Pte Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross			265,866
Accounts payable, current
Written off			(265,866)
Debt extinguishment
Netting off
Net balance
HTL Furniture Inc One [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		1,000,000	976,175
Accounts payable, current
Written off		(1,000,000)	(976,175)
Debt extinguishment
Netting off
Net balance
HTL Capital Pte Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		4,746,889	4,746,889
Accounts payable, current
Written off		(4,746,889)	(4,746,889)
Debt extinguishment
Netting off
Net balance
New Century Overseas Investments Pte Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		3,044,213	3,044,213
Accounts payable, current
Written off		(3,044,213)	(3,044,213)
Debt extinguishment
Netting off
Net balance
New Century Home Pte Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		720,700	720,700
Accounts payable, current
Written off		(720,700)	(720,700)
Debt extinguishment
Netting off
Net balance
HTL Global Pte [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		3,395,916	996,316
Accounts payable, current
Written off
Debt extinguishment
Netting off
Net balance	[3]	3,395,916	996,316
Net balance	[4]	(292,753)	(292,753)
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		57,477,113	56,615,951
Accounts payable, current
Written off
Debt extinguishment
Netting off		(57,477,113)	(56,615,951)
Net balance
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		18,811,538	18,609,897
Accounts payable, current
Written off
Debt extinguishment
Netting off		(17,239,721)	(16,798,359)
Net balance	[3]	1,571,817	1,811,538
Net balance
Related Party Non Trading [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		95,644,019	85,976,007
Accounts payable, current
Written off		(15,959,452)	(9,753,843)
Debt extinguishment
Netting off		(74,716,834)	(73,414,310)
Net balance		4,967,733	2,807,854
Gruppo 8 SRL [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		6,447,650
Accounts payable, current			(288,557)
Written off		(6,447,650)	288,557
Debt extinguishment
Netting off
Net balance	[1]	72,830	26,025
Net balance
New Century Trading India Private Limited [Member]
Related Party Transaction [Line Items]
Accounts payable, current			(106,606)
Written off			106,606
Netting off
Net balance
New Century Sofa India Private Limited One [Member]
Related Party Transaction [Line Items]
Accounts payable, current			(83,709)
Written off			83,709
Debt extinguishment
Netting off
Net balance
HTL Global Pte One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(292,753)	(292,753)
Written off
Debt extinguishment
Netting off
Net balance		(292,753)	(292,753)
Related Party Non Trading On [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(292,753)	(771,625)
Written off			478,872
Debt extinguishment
Netting off
Net balance		(292,753)	(292,753)
HTL Furniture Kunshan Co Ltd One [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(15,783,278)
Written off
Debt extinguishment
Netting off
Net balance		(15,783,278)
HTL Furniture Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, current		(45,380)
Written off
Debt extinguishment
Netting off
Net balance	[2]	$ (45,380)

[1]	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, non-interesting bearing and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
[2]	Accounts payable due to related parties represented trade payables from the purchase of goods to the Company in the normal course of business, which are unsecured, non-interesting bearing and payable on demand.
[3]	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.
[4]	These balances represented non-trade temporary advances, which are unsecured, interest-free and has no fixed terms of repayment.